GOODWILL AND OTHER INTANGIBLE ASSETS GOODWILL AND OTHER INTANGIBLE ASSETS-Schedule of Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill [Roll Forward]
Balance at beginning of year	$ 1,001,507	$ 1,001,507	$ 1,000,749	$ 937,771
Goodwill	$ 4,200	4,361	758	62,978
Balance at end of year		$ 1,005,868	$ 1,001,507	$ 1,000,749